CULLEN FUNDS TRUST

 Cullen High Dividend Equity Fund

Cullen International High Dividend Fund

Cullen Small Cap Value Fund

Cullen Value Fund

Cullen Emerging Markets High Dividend Fund

Cullen Enhanced Equity Income Fund

(the “Funds”)

Supplement dated September 8, 2025

to the Prospectus, Summary Prospectus and Statement of Additional Information dated October 28, 2024, as Supplemented, and to the Prospectus, Summary Prospectus and Statement of Additional Information dated August 5, 2025 for the Class R6 shares of the Cullen Emerging Markets High Dividend Fund

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The purpose of this supplement is to announce a change in the Funds’ administrator, dividend disbursing agent, fund accountant and transfer agent.

Terms used and not otherwise defined in this supplement shall have the same meanings as set forth in the Funds’ Prospectuses, Summary Prospectuses and/or Statements of Additional Information.

CHANGE IN SERVICE PROVIDERS

Effective September 8, 2025, Ultimus Fund Solutions, LLC will replace Paralel Technologies LLC as the Funds’ administrator, dividend disbursing agent, fund accountant and transfer agent.

The regular mail and overnight mail addresses under “Purchase and Sale of Fund Shares” of each Summary Prospectus shall be deleted and replaced with the following:

Regular mail: Cullen Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246.

Overnight mail: Cullen Funds c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

The address under “PORTFOLIO HOLDINGS INFORMATION”  of each Prospectus shall be deleted and replaced with the following:

Cullen Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

The second sentence under “WHO MANAGES THE FUNDS? - Custodian, Transfer Agent, Dividend Disbursing Agent, and Fund Administrator” of each Prospectus referencing Paralel Technologies LLC shall be deleted and replaced with the following:

Ultimus Fund Solutions, LLC provides transfer agency, dividend disbursing, and fund administrative and accounting services to the Funds.

The reference to Paralel Technologies LLC under “SHARE PRICE - Frequent Purchases and Redemptions” of each Prospectus shall be deleted and replaced with the following:

Ultimus Fund Solutions, LLC

The regular mail and overnight delivery addresses under “BUYING SHARES - Methods of Buying” of each Prospectus shall be deleted and replaced with the following:

Regular Mail

Cullen Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

Overnight Delivery

Cullen Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Dr, Suite 450

Cincinnati, OH 45246

The regular mail and overnight delivery addresses under “SELLING SHARES - Methods of Selling” of each Prospectus shall be deleted and replaced with the following:

Regular Mail

Cullen Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

Overnight Delivery

Cullen Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Dr, Suite 450

Cincinnati, OH 45246

The references to Parelel Technologies as the Funds’ administrator, dividend disbursing agent and transfer agent following the “FINANCIAL HIGHLIGHTS” section of each Prospectus shall be deleted and replaced with the following:

FUND ADMINISTRATOR AND DIVIDEND DISBURSING AGENT

Ultimus Fund Solutions, LLC

Elkhorn, Nebraska

TRANSFER AGENT

Ultimus Fund Solutions, LLC

Elkhorn, Nebraska

The address for Cullen Funds under “FOR MORE INFORMATION - Annual/Semi-Annual Reports and Financial Statements” of each Prospectus shall be deleted and replaced with the following:

Cullen Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

The regular mail and overnight or express mail addresses on the cover page of the each Statement of Additional Information shall be deleted and replaced with the following:

Regular Mail

Cullen Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

Overnight Delivery

Cullen Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Dr, Suite 450

Cincinnati, OH 45246

The first paragraph under “Investment Advisory and Other Services - Fund Accounting and Administration” of each Statement of Additional Information shall be deleted and replaced with the following:

Ultimus Fund Solutions, LLC (“Ultimus”) provides certain fund administrative, bookkeeping and accounting services to the Trust and each of the Funds. These services include, among others, board meeting coordination, budgeting, coordinating insurance, regulatory filing coordination, portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance monitoring services. For its services, the Funds pay Ultimus a fee based on aggregate Trust assets. The Funds paid the listed amounts to (former fund administrator) Paralel Technologies LLC for administrative and accounting services for the following fiscal years:

The references to Paralel Technologies LLC as Fund Administrator and Transfer Agent and Dividend Disbursing Agent under “Service Providers” of each Statement of Additional Information shall be deleted and replaced with the following:

Fund Administrator

Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246, acts as the fund administrator and accountant for each Fund.

Transfer Agent and Dividend Disbursing Agent

Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246, acts as the Transfer Agent, dividend-paying agent, and shareholder servicing agent for each Fund.

Thank you for your investment. If you have any questions, please call the Funds toll-free at 1-877-485-8586.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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